Payment Plan Receivables and Other Assets Held for Sale (Q3) (Tables)	9 Months Ended
Sep. 30, 2017
Payment Plan Receivables and Other Assets Held for Sale [Abstract]
Assets sold and liabilities assumed

Assets sold and liabilities assumed were as follows:

	May 1, 2017	December 31, 2016
	(In thousands)
Assets sold
Payment plan receivables	$33,128	$30,582
Commerical loans	525	794
Other assets	1,765	1,984
Total assets	$35,418	$33,360
Liabilities assumed	$1,972	$718